Quarterly Report
September 30, 2024
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 1.7%
Kweichow Moutai Co. Ltd., “A”	3,700	$904,136
Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton SE	1,344	$1,030,046
NIKE, Inc., “B”	10,567	934,123
		$1,964,169
Automotive – 1.1%
Aptiv PLC (a)	7,980	$574,640
Broadcasting – 1.0%
Walt Disney Co.	5,863	$563,962
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	9,266	$438,070
Charles Schwab Corp.	6,232	403,896
		$841,966
Business Services – 8.0%
Accenture PLC, “A”	4,277	$1,511,834
CGI, Inc. (a)	7,037	809,714
Experian PLC	5,911	310,656
Fiserv, Inc. (a)	5,033	904,179
Thompson Reuters Corp.	525	89,550
TransUnion	6,510	681,597
		$4,307,530
Computer Software – 8.3%
Microsoft Corp.	6,786	$2,920,016
OBIC Co. Ltd.	16,500	580,389
Salesforce, Inc.	3,646	997,946
		$4,498,351
Computer Software - Systems – 4.3%
Apple, Inc.	6,216	$1,448,328
Cap Gemini S.A.	2,922	630,846
Samsung Electronics Co. Ltd.	4,872	230,910
		$2,310,084
Construction – 2.2%
Otis Worldwide Corp.	5,628	$584,974
Sherwin-Williams Co.	1,519	579,757
		$1,164,731
Consumer Products – 3.4%
Church & Dwight Co., Inc.	10,273	$1,075,788
Estée Lauder Cos., Inc., “A”	7,923	789,844
		$1,865,632
Electrical Equipment – 5.2%
Amphenol Corp., “A”	11,315	$737,286
Hubbell, Inc.	1,600	685,360
Schneider Electric SE	3,397	893,159
TE Connectivity PLC	3,376	509,742
		$2,825,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 7.6%
Analog Devices, Inc.	1,880	$432,720
NVIDIA Corp.	11,973	1,454,001
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,159	1,937,984
Texas Instruments, Inc.	1,490	307,789
		$4,132,494
Food & Beverages – 3.2%
McCormick & Co., Inc.	7,804	$642,269
Nestle S.A.	4,112	412,779
PepsiCo, Inc.	3,980	676,799
		$1,731,847
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	1,942	$447,631
General Merchandise – 1.4%
B&M European Value Retail S.A.	75,566	$419,468
Dollarama, Inc.	3,271	335,069
		$754,537
Insurance – 2.8%
Aon PLC	2,968	$1,026,898
Marsh & McLennan Cos., Inc.	2,107	470,051
		$1,496,949
Internet – 4.6%
Alphabet, Inc., “A”	8,568	$1,421,003
Gartner, Inc. (a)	1,170	592,909
NAVER Corp.	3,828	498,419
		$2,512,331
Leisure & Toys – 2.9%
Electronic Arts, Inc.	2,036	$292,044
Tencent Holdings Ltd.	22,600	1,265,439
		$1,557,483
Machinery & Tools – 3.5%
Daikin Industries Ltd.	6,300	$884,641
Eaton Corp. PLC	2,861	948,250
Veralto Corp.	312	34,900
		$1,867,791
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	2,202	$632,656
Veeva Systems, Inc. (a)	1,994	418,481
		$1,051,137
Medical Equipment – 10.5%
Agilent Technologies, Inc.	8,163	$1,212,042
Becton, Dickinson and Co.	3,210	773,931
Boston Scientific Corp. (a)	7,688	644,254
Danaher Corp.	2,245	624,155
Mettler-Toledo International, Inc. (a)	314	470,906
STERIS PLC	4,225	1,024,732
Stryker Corp.	967	349,338
Thermo Fisher Scientific, Inc.	951	588,260
		$5,687,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 9.1%
Credicorp Ltd.	3,429	$620,546
HDFC Bank Ltd.	57,083	1,181,545
Julius Baer Group Ltd.	3,721	223,783
Mastercard, Inc., “A”	842	415,780
Moody's Corp.	1,402	665,375
Visa, Inc., “A”	6,634	1,824,019
		$4,931,048
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	3,232	$544,332
Railroad & Shipping – 2.3%
Canadian Pacific Kansas City Ltd.	14,320	$1,224,933
Restaurants – 0.5%
Starbucks Corp.	2,953	$287,888
Specialty Chemicals – 0.8%
Sika AG	1,269	$419,976
Specialty Stores – 1.9%
Ross Stores, Inc.	3,844	$578,560
TJX Cos., Inc.	3,916	460,287
		$1,038,847
Telecommunications - Wireless – 2.8%
American Tower Corp., REIT	4,308	$1,001,868
Cellnex Telecom S.A.	12,323	499,723
		$1,501,591
Utilities - Electric Power – 1.3%
CMS Energy Corp.	10,115	$714,422
Total Common Stocks		$53,723,603
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.07% (v)	506,857	$507,009

Other Assets, Less Liabilities – (0.2)%		(99,354)
Net Assets – 100.0%		$54,131,258
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $507,009 and $53,723,603, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$37,337,490	$—	$—	$37,337,490
Canada	2,897,336	—	—	2,897,336
France	2,554,051	—	—	2,554,051
China	—	2,169,575	—	2,169,575
Taiwan	1,937,984	—	—	1,937,984
Japan	—	1,465,030	—	1,465,030
India	—	1,181,545	—	1,181,545
Switzerland	1,056,538	—	—	1,056,538
United Kingdom	730,124	—	—	730,124
Other Countries	1,664,601	729,329	—	2,393,930
Mutual Funds	507,009	—	—	507,009
Total	$48,685,133	$5,545,479	$—	$54,230,612
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$197,415	$6,524,927	$6,215,259	$(131)	$57	$507,009
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,535	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2024, are as follows:
United States	69.7%
Canada	5.4%
France	4.7%
China	4.0%
Taiwan	3.6%
Japan	2.7%
India	2.2%
Switzerland	2.0%
United Kingdom	1.4%
Other Countries	4.3%